Other Long-Term Liabilities	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Other Long-Term Liabilities
24.	OTHER LONG-TERM LIABILITIES

As at,	December 31, 2024	March 31, 2024

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$7.3	$3.5

Financing arrangements	12.6	10.4

Long-term disability plan obligation	1.1	0.9

Long-term portion of lease liability	2.2	2.2

Legal settlement	3.5	-

	$26.7	$17.0

Accrued interest payable, Provincial MENDM Loan
As disclosed in Note 21, the Company has entered into an agreement with the Ministry of Energy, Northern Development and Mines under which the Company received a $60.0 million low interest loan. At December 31, 2024, the accrued interest payable under this agreement was $7.3 million (March 31, 2024 – $3.5 million).

Financing arrangements
On December 7, 2023, the Company completed a financing arrangement with the Bank of Montreal for total cash consideration of $11.7 million. The financing arrangement bears interest at 7.5% with monthly payments of $0.1 million. During the nine month period ended December 31, 2024, the Company made principal payments totalling $0.7 million. During the year ended March 31, 2024, the Company made principal payments totalling $0.4 million. At December 31, 2024, current portion totalling $1.0 million is presented in current portion of other long-term liabilities on the consolidated statements of financial position. At March 31, 2024, current portion totalling $0.9 million is presented in current portion of other long-term liabilities on the consolidated statements of financial position.
On August 8, 2024, the Company entered into an Installment Payment Contract (the “IPC”) with the Bank of Montreal to provide financing to purchase equipment. Terms of the IPC require interest-only payments based on multiplying the aggregate interim funding payments outstanding by an annual interest rate equal to the Term SOFR Rate defined as the one-month
forward-looking term rate based on the secured overnight financing rate published on such determination date by CME Group Benchmark Administration Limited. During the nine month period ended December 31, 2024, the Company received $2.9 million under this financing arrangement.